Revenue from services - Summary of Revenue From Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	$ 118,811	$ 128,795	$ 109,134
Tax expense other than income tax expense	(3,794)	(5,580)	(3,464)
Revenue from contracts with customers	115,017	123,215	105,670
Brazil [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	28,452	35,886	19,669
Cayman Islands [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	86,565	87,329	86,001
Management Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	112,870	104,872	104,145
Tax expense other than income tax expense	(3,051)	(2,859)	(2,754)
Incentive Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	3,450	18,079
Tax expense other than income tax expense	(388)	(2,040)
Performance Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services		4,866	12
Tax expense other than income tax expense		(542)	(1)
M & A and Monitoring Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	2,491	978	4,977
Tax expense other than income tax expense	(355)	(139)	(709)
Fund Fees [Member]
Disclosure Of Revenue From Services [Line Items]
Revenue from rendering of services	$ 116,320	$ 127,817	$ 104,157